RELATED PARTY TRANSACTIONS (Details Narrtive) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Remunerations paid to key management personnel	$ 31,230	$ 50,655	$ 18,595
Itau Unibanco S.A. - Nassau Branch [Member] | United States of America, Dollars
Disclosure of transactions between related parties [line items]
Purchases of credit loan portfolio		152,263,397
Itau Unibanco S.A. - New York Branch [Member] | United States of America, Dollars
Disclosure of transactions between related parties [line items]
Purchases of credit loan portfolio		25,875,000
Key Management Personnel [Member]
Disclosure of transactions between related parties [line items]
Remunerations paid to key management personnel	$ 21,505	$ 23,878	$ 18,523